Long-lived Assets (Property And Equipment, net) by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property and equipment, net	$ 30,195	$ 23,386	$ 24,728
Taiwan
Segment Reporting Information [Line Items]
Property and equipment, net	24,066	16,799	17,317
United States
Segment Reporting Information [Line Items]
Property and equipment, net	54	58	91
Korea
Segment Reporting Information [Line Items]
Property and equipment, net	1,773	2,226	2,980
China
Segment Reporting Information [Line Items]
Property and equipment, net	$ 4,302	$ 4,303	$ 4,340